Restatement of Previously Issued Financial Statements - Cash flow (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Restatement of Previously Issued Financial Statements
Net income (loss)	$ 16,930,212	$ 19,233,710	$ (251,633)
Gain on forgiveness of deferred offering costs	150,263
Supplemental disclosure of non-cash financing activities:
Extinguishment of deferred underwriting commissions allocated to public shares	4,312,237
As previously reported
Restatement of Previously Issued Financial Statements
Net income (loss)	21,242,449
Gain on forgiveness of deferred offering costs	4,462,500
Adjustment
Restatement of Previously Issued Financial Statements
Net income (loss)	(4,312,237)
Gain on forgiveness of deferred offering costs	(4,312,237)
Supplemental disclosure of non-cash financing activities:
Extinguishment of deferred underwriting commissions allocated to public shares	$ 4,312,237